Northern Lights Fund Trust

Zeo Strategic Income Fund

Incorporated herein by reference is the definitive version of the supplement for Zeo Strategic Income Fund, filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on September 12, 2013 (SEC Accession No. 0000910472-13-003816).